Share-Based Compensation - Restricted Stock Awards (RSAs) and Restricted Stock Units (RSUs) (Details) - Restricted Stock Awards (RSAs) and Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at Beginning | shares	214,436
Granted | shares	0
Vested (RSA) | shares	(638)
Forfeited | shares	(544)
RSUs outstanding and Unvested at End | shares	213,254
Weighted Average Grant Date Fair Value
Unvested at Beginning | $ / shares	$ 22.88
Granted | $ / shares	0
Vested (RSA) | $ / shares	0.83
Forfeited | $ / shares	22.88
RSUs outstanding and Unvested at End | $ / shares	$ 22.88